Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
Schedule of Foreign Currencies Translation Exchange Rates

The following table outlines the exchange rates between Hong Kong dollars and U.S. dollars that are used in preparing these consolidated financial statements:

HKD
Exchange rates on April 30, 2026	7.8334
Average exchange rates for the year ended April 30, 2026	7.7950
Exchange rates on April 30, 2025	7.7548
Average exchange rates for the year ended April 30, 2025	7.7891